Related Party Transactions	12 Months Ended
Sep. 30, 2021
Related Party Transactions

15. Related Party Transactions

15.1 Related Party Transactions

During the year ended September 30, 2021, the Company incurred $70,699 in general and administrative expenses for managing promotional campaigns, creating digital web presentation, providing advertising services, website design, hosting and maintenance service provided by Blender Media Inc. (“Blender”), a vendor that is controlled by a family member of a director of the Company, Amir Adnani.

In addition, the Company settled the amount of $37,358 due to GoldMining, the Company’s former parent, during the year ended September 30, 2021.

Related party transactions are based on the amounts agreed to by the parties. During the year ended September 30, 2021, the Company did not enter into any contracts or undertake any commitment or obligation with any related parties other than as described herein.

15.2 Transactions with Key Management Personnel

Key management personnel are persons responsible for planning, directing and controlling the activities of an entity. Total management salaries and directors’ fees incurred for services provided by key management personnel of the Company for the three and twelve months ended September 30, 2021 and September 30, 2020 are as follows:

15.2 Transactions with Key Management Personnel (continued)

		Period from
		incorporation on
	For the year ended	June 23, 2020 to
	September 30, 2021	September 30, 2020
	($)	($)
Management salaries	938,880	15,698
Directors’ fees	233,406	-
Share-based compensation	2,154,325	-
Total	3,326,611	15,698

The amount payable to management and directors of $632,026 (September 30, 2020: $9,364) was included in accounts payable and accrued liabilities as at September 30, 2021.Such payables were fully paid subsequent to year end.